Administrative Expenses - Summary of Administrative Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Selling, general and administrative expense [abstract]
Labour costs	€ 21,188	€ 20,663	€ 20,416
Professional services costs	3,466	3,340	2,979
Indirect taxes	2,452	1,919	1,991
Directors and audit committee fees	1,635	1,791	1,886
Office and software maintainance	2,221	2,448	2,549
Depreciation and amortization	2,846	2,212	1,364
Travel expenses	1,957	2,279	2,677
Mail and Phone	490	509	552
Printing and Stationery	361	295	519
Car costs	312	443	661
Impairment of non-financial assets	1,900
Government grants related to PPE	(66)	(1,333)	(145)
Other	2,011	1,428	2,158
Total	€ 40,773	€ 35,994	€ 37,607